                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2001
                                                 -------------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                Whitney Holdings LLC
                  --------------------------------------------------------------
Address:                             177 Broad Street
                  --------------------------------------------------------------
                                     Stamford, CT 06901
                  --------------------------------------------------------------

13F File Number:        28-05743
                   -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                Daniel J. O'Brien
                  --------------------------------------------------------------
Title:                               Managing Member
                  --------------------------------------------------------------
Phone:                               203-973-1440
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

     Daniel J. O'Brien               Stamford, CT             NOVEMBER 7, 2001
--------------------------------------------------------------------------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number                    Name

         28-

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    3
                                             -------------------

Form 13F Information Table Entry Total:              32
                                             -------------------

Form 13F Information Table Value Total:         $330,253  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               13F File Number           Name
          1                    28-05749              J.H. Whitney III Management, LLC
                           -------------------       ---------------------------------------


         No.               13F File Number           Name

          2                    28-05745              J.H. Whitney Equity Partners, LLC
                           -------------------       ---------------------------------------


         No.               13F File Number           Name

          3                    28-06651              JHW IV Management Co., LLC
                           -------------------       ---------------------------------------

     COLUMN 1                              COLUMN 2       COLUMN 3        COLUMN 4                 COLUMN 5
     --------                              --------       --------        --------     -------------------------------


                                           TITLE OF         CUSIP      VALUE (X$1000)  SHRS OR PRN            PUT/CALL
                                           --------         -----      --------------  -----------            --------
                                            CLASS                                          AMT      SH/PRN
                                            -----                                          ---      ------
   1 MOORE CORP                             COMMON        615785102          9,646       1,246,244    SH
   2 ACTIVISION INC.                        COMMON        004930202         23,553         865,280    SH
   3 EFUNDS CORP                            COMMON        28224R101         19,356       1,162,511    SH
   4 VERITAS SOFTWARE CORP                  COMMON        923436109          1,274          69,106    SH
   5 ARBITRON INC                           COMMON        03875Q108         19,280         737,001    SH
   6 LIBERTY MEDIA GROUP                    COMMON        87924V507          2,443         192,400    SH
   7 APAC CUSTOMER SERVICES INC             COMMON        00185E106             93          53,200    SH
   8 ARGOSY GAMING COMPANY                  COMMON        040228108         22,217         847,991    SH
   9 CRYPTLOGIC                             COMMON        228906103          1,471         105,000    SH
  10 EDISON SCHOOLS INC                     COMMON        281033100            831          55,000    SH
  11 INTERACTIVE DATA CORP.                 COMMON        45840J107          9,809         748,800    SH
  12 PHOENIX COS INC.                       COMMON        71902E109         11,311         782,800    SH
  13 LABORATORY CORP OF AMERICA HOLDINGS    COMMON        50540R409         26,838         331,942    SH
  14 EPIQ SYSTEMS INC.                      COMMON        26882D109          2,104          82,500    SH
  15 MENTOR GRAPHICS CORP.                  COMMON        587200106         12,402         900,000    SH
  16 PEGASUS                                COMMON        705904100            700         100,000    SH
  17 PROCURENET                             COMMON                -              -          10,000    SH
  18 NMT MEDICAL, INC.                      COMMON        629294109          8,939       2,504,010    SH
  19 NU SKIN ENTERPRISES, INC.              COMMON        67018T105            117          15,062    SH
  20 US INTERNETWORKING, INC.               COMMON        917311805            739       2,736,226    SH
  21 SPECTRASITE HOLDINGS, INC.             COMMON        84760T100         31,304      12,989,337    SH
  22 TELECORP PCS INC.                      COMMON        879299105        116,900       6,035,124    SH
  23 SCIQUEST.COM, INC.                     COMMON        80908Q107            495         538,105    SH
  24 TBM HOLDINGS INC.                      COMMON        872197108          1,771       1,416,667    SH
  25 CARESCIENCE, INC.                      COMMON        141726109          2,930       2,639,948    SH
  26 BRIAZZ INC.                            COMMON        10782M104            992         826,021    SH
  27 IONA TECHNOLOGIES PLC                  COMMON        46206P109            628          80,777    SH
  28 GLOBAL POWER EQUIPMENT                 COMMON        37941P108          1,200          77,400    SH
  29 EXFO NOV 01 $30                        COMMON        3020438KF            210             100    PUT
  30 CD RADIO                               COMMON        125127134            600           6,000   CALL
  31 XM SATELLITE RADIO INC.                COMMON        98375Y114            100           5,000   CALL
  32 METRICOM                               COMMON        591596135              -           2,500   CALL

                                                                           330,253

     COLUMN 1                                 COLUMN 6        COLUMN 7                      COLUMN 8
     --------                                --------        --------                      --------
                                                                                         VOTING AUTHORITY
                                                                             -------------------------------------
                                             INVESTMENT        OTHER              SOLE       SHARED        NONE
                                             ----------        -----              ----       ------        ----
                                             DISCRETION      MANAGERS
                                             ----------      --------
   1 MOORE CORP                            SHARED-DEFINED       NONE           1,246,244
   2 ACTIVISION INC.                       SHARED-DEFINED       NONE             865,280
   3 EFUNDS CORP                           SHARED-DEFINED       NONE           1,162,511
   4 VERITAS SOFTWARE CORP                 SHARED-DEFINED       NONE              69,106
   5 ARBITRON INC                          SHARED-DEFINED       NONE             737,001
   6 LIBERTY MEDIA GROUP                   SHARED-DEFINED       NONE             192,400
   7 APAC CUSTOMER SERVICES INC            SHARED-DEFINED       NONE              53,200
   8 ARGOSY GAMING COMPANY                 SHARED-DEFINED       NONE             847,991
   9 CRYPTLOGIC                            SHARED-DEFINED       NONE             105,000
  10 EDISON SCHOOLS INC                    SHARED-DEFINED       NONE              55,000
  11 INTERACTIVE DATA CORP.                SHARED-DEFINED       NONE             748,800
  12 PHOENIX COS INC.                      SHARED-DEFINED       NONE             782,800
  13 LABORATORY CORP OF AMERICA HOLDINGS   SHARED-DEFINED       NONE             331,942
  14 EPIQ SYSTEMS INC.                     SHARED-DEFINED       NONE              82,500
  15 MENTOR GRAPHICS CORP.                 SHARED-DEFINED       NONE             900,000
  16 PEGASUS                               SHARED-DEFINED       NONE             100,000
  17 PROCURENET                            SHARED-DEFINED       NONE              10,000
  18 NMT MEDICAL, INC.                     SHARED-DEFINED      WEP(2)          2,504,010
  19 NU SKIN ENTERPRISES, INC.             SHARED-DEFINED      WEP(2)             15,062
  20 US INTERNETWORKING, INC.              SHARED-DEFINED     JHWIII(1)        2,736,226
  21 SPECTRASITE HOLDINGS, INC.            SHARED-DEFINED     JHWIII(1)       12,989,337
  22 TELECORP PCS INC.                     SHARED-DEFINED   JHWIII(1) WEP(2)   6,035,124
  23 SCIQUEST.COM, INC.                    SHARED-DEFINED     JHWIII(1)          538,105
  24 TBM HOLDINGS INC.                     SHARED-DEFINED     JHWIII(1)        1,416,667
  25 CARESCIENCE, INC.                     SHARED-DEFINED     JHWIII(1)        2,639,948
  26 BRIAZZ INC.                           SHARED-DEFINED      WEP(2)            826,021
  27 IONA TECHNOLOGIES PLC                 SHARED-DEFINED     JHWIV(3)            80,777
  28 GLOBAL POWER EQUIPMENT                SHARED-DEFINED       NONE              77,400
  29 EXFO NOV 01 $30                       SHARED-DEFINED       NONE                                         100
  30 CD RADIO                              SHARED-DEFINED       NONE                                       6,000
  31 XM SATELLITE RADIO INC.               SHARED-DEFINED       NONE                                       5,000
  32 METRICOM                              SHARED-DEFINED       NONE                                       2,500